INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Tax Provision

Income tax provision consisted of the following (in thousands):

	Year ended December 31,
	2016	2015	2014
Current income tax:
Federal	$—	$—	$—
State	545	392	779
Foreign	95	(1)	—

Total	640	391	779
Deferred income tax:
Federal	—	—	(925)
State	—	—	(181)
Foreign	(573)	(40)	841

Total	(573)	(40)	(265)

Provision for income taxes	$67	$351	$514

Reconciliation of Tax Expense Computed at Statutory Federal Rate and Company's Tax Expense

The following reconciles the tax expense computed at the statutory federal rate and the Company’s tax expense (in thousands):

	Year ended December 31,
	2016	2015	2014
Computed expected tax expense	$(93,770)	$(94,737)	$(81,107)
State income taxes, net of federal tax effect	360	259	395
Foreign income taxes	(949)	202	1,645
Other reconciling items	666	—	—
Permanent differences	1,688	1,980	2,261
Change in valuation allowance	92,072	92,647	77,320

Provision for income taxes	$67	$351	$514

Significant Portions of Deferred Tax Assets and Liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities were as follows (in thousands):

	December 31,
	2016	2015
Gross deferred tax assets:
Net operating loss carryforwards	$799,302	$642,391
Deferred subscriber income	19,866	13,722
Accrued expenses and allowances	15,452	15,415
Purchased intangibles	14,776	10,576
Inventory reserves	6,999	9,333
Property and Equipment	3,482	3,257
Alternative minimum tax credit and research and development credit	41	41
Valuation allowance	(328,991)	(234,771)

	530,927	459,964
Gross deferred tax liabilities:
Deferred subscriber acquisition costs	(537,387)	(466,783)
Property and equipment	—	—
Prepaid expenses	(744)	(705)

	(538,131)	(467,488)

Net deferred tax liabilities	$(7,204)	$(7,524)

Summary of Net Operating Loss Carryforwards

The Company had net operating loss carryforwards as follows (in thousands):

	December 31,
	2016	2015
Net operating loss carryforwards:
United States	$2,084,897	$1,695,386
State	1,553,812	1,338,742
Canada	33,526	28,629
New Zealand	—	5,518